LOANS (Tables)	12 Months Ended
Dec. 31, 2015
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2015
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Leasing	Total
Pass	$1,596,415	$310,806	$2,179,701	$93,236	$4,180,158
Special Mention	27,498	128	19,903	0	47,529
Substandard	39,189	778	58,693	750	99,410
Doubtful	0	0	0	0	0
Total	$1,663,102	$311,712	$2,258,297	$93,986	$4,327,097

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$503,317	$41,253	$461,188	$41,217	$1,046,975
Nonperforming	8,994	253	5,441	0	14,688
Total	$512,311	$41,506	$466,629	$41,217	$1,061,663

	As of December 31, 2014
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Leasing	Total
Pass	$1,265,116	$195,787	$2,027,897	$75,839	$3,564,639
Special Mention	30,903	0	25,928	1,728	58,559
Substandard	19,095	1,784	86,842	0	107,721
Doubtful	0	0	0	0	0
Total	$1,315,114	$197,571	$2,140,667	$77,567	$3,730,919

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$490,314	$46,806	$452,281	$38,475	$1,027,876
Nonperforming	11,580	514	6,346	0	18,440
Total	$501,894	$47,320	$458,627	$38,475	$1,046,316

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2015
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$2,255	$2,232	$1,937	$6,424	$1,648,902	$1,655,326	$7,776	$1,663,102	$0
Real estate - construction	0	17	0	17	310,872	310,889	823	311,712	0
Real estate - commercial	2,501	913	7,421	10,835	2,124,290	2,135,125	123,172	2,258,297	0
Real estate - residential	1,220	239	2,242	3,701	451,907	455,608	56,703	512,311	0
Installment	197	111	48	356	39,206	39,562	1,944	41,506	0
Home equity	696	248	2,830	3,774	461,647	465,421	1,208	466,629	0
Other	920	302	230	1,452	133,751	135,203	0	135,203	108
Total	$7,789	$4,062	$14,708	$26,559	$5,170,575	$5,197,134	$191,626	$5,388,760	$108

	As of December 31, 2014
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$1,002	$3,647	$2,110	$6,759	$1,290,975	$1,297,734	$17,380	$1,315,114	$0
Real estate - construction	276	0	223	499	195,773	196,272	1,299	197,571	0
Real estate - commercial	8,356	838	13,952	23,146	1,944,207	1,967,353	173,314	2,140,667	0
Real estate - residential	1,198	344	4,224	5,766	426,908	432,674	69,220	501,894	0
Installment	133	17	272	422	44,235	44,657	2,663	47,320	0
Home equity	697	466	4,079	5,242	452,357	457,599	1,028	458,627	0
Other	1,133	128	216	1,477	114,565	116,042	0	116,042	216
Total	$12,795	$5,440	$25,076	$43,311	$4,469,020	$4,512,331	$264,904	$4,777,235	$216

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2015 and 2014:

	Years ended December 31,
	2015			2014
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial and industrial	33	$9,035	$8,203	24	$5,282	$4,256
Real estate - construction	0	0	0	0	0	0
Real estate - commercial	18	20,249	16,474	16	5,235	3,937
Real estate - residential	10	1,292	1,238	31	1,767	1,516
Installment	10	97	97	8	47	29
Home equity	25	2,859	2,221	36	1,977	1,036
Total	96	$33,532	$28,233	115	$14,308	$10,774

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2015 and 2014.

	Years Ended December 31,
(Dollars in thousands)	2015	2014
Extended maturities	$12,883	$6,961
Adjusted interest rates	0	299
Combination of rate and maturity changes	1,244	991
Forbearance	260	373
Other (1)	13,846	2,150
Total	$28,233	$10,774
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2015		2014
(Dollars in thousands)	Number of loans	Period end balance	Number of loans	Period end balance
Commercial and industrial	2	$344	1	$143
Real estate - construction	0	0	0	0
Real estate - commercial	4	1,146	2	182
Real estate - residential	2	83	3	29
Installment	1	14	0	0
Home equity	1	34	3	91
Total	10	$1,621	9	$445

Nonaccrual, Restructured and Impaired Loans
Loans classified as nonaccrual and loans modified as TDRs are considered impaired. The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2015	2014	2013
Impaired loans
Nonaccrual loans (1)
Commercial and industrial	$8,405	$6,627	$8,474
Real estate-construction	0	223	223
Real estate-commercial	9,418	27,969	18,635
Real estate-residential	5,027	7,241	8,606
Installment	127	451	579
Home equity	4,898	5,958	4,875
Other	122	0	0
Total nonaccrual loans	27,997	48,469	41,392
Accruing troubled debt restructurings	28,876	15,928	15,429
Total impaired loans	$56,873	$64,397	$56,821

Interest income effect
Gross amount of interest that would have been recorded under original terms	$3,595	$3,581	$4,698
Interest included in income
Nonaccrual loans	475	537	560
Troubled debt restructurings	682	456	444
Total interest included in income	1,157	993	1,004
Net impact on interest income	$2,438	$2,588	$3,694

Commitments outstanding to borrowers with nonaccrual loans	$1	$0	$38
(1) Nonaccrual loans include nonaccrual TDRs of $9.3 million, $12.3 million and $13.8 million as of December 31, 2015, 2014 and 2013, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	As of December 31, 2015
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$16,418	$17,398	$0	$10,468	$258
Real estate - construction	0	0	0	150	0
Real estate - commercial	16,301	20,479	0	19,363	344
Real estate - residential	7,447	8,807	0	8,143	184
Installment	253	276	0	380	7
Home equity	5,340	7,439	0	5,648	82
Other	122	122	0	24	0
Total	45,881	54,521	0	44,176	875

Loans with an allowance recorded
Commercial and industrial	993	1,178	357	1,409	26
Real estate - construction	0	0	0	0	0
Real estate - commercial	8,351	8,706	979	12,928	213
Real estate - residential	1,547	1,560	235	1,696	40
Installment	0	0	0	0	0
Home equity	101	101	2	101	3
Other	0	0	0	0	0
Total	10,992	11,545	1,573	16,134	282

Total
Commercial and industrial	17,411	18,576	357	11,877	284
Real estate - construction	0	0	0	150	0
Real estate - commercial	24,652	29,185	979	32,291	557
Real estate - residential	8,994	10,367	235	9,839	224
Installment	253	276	0	380	7
Home equity	5,441	7,540	2	5,749	85
Other	122	122	0	24	0
Total	$56,873	$66,066	$1,573	$60,310	$1,157

	As of December 31, 2014
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$7,611	$9,284	$0	$7,146	$146
Real estate - construction	223	443	0	223	0
Real estate - commercial	19,285	23,631	0	15,653	285
Real estate - residential	9,561	10,867	0	9,485	182
Installment	514	577	0	513	8
Home equity	6,246	9,041	0	5,658	85
Other	0	0	0	0	0
Total	43,440	53,843	0	38,678	706

Loans with an allowance recorded
Commercial and industrial	2,398	2,605	739	4,234	57
Real estate - construction	0	0	0	0	0
Real estate - commercial	16,439	17,662	4,002	11,471	187
Real estate - residential	2,019	2,080	310	2,088	40
Installment	0	0	0	0	0
Home equity	101	101	2	101	3
Other	0	0	0	0	0
Total	20,957	22,448	5,053	17,894	287

Total
Commercial and industrial	10,009	11,889	739	11,380	203
Real estate - construction	223	443	0	223	0
Real estate - commercial	35,724	41,293	4,002	27,124	472
Real estate - residential	11,580	12,947	310	11,573	222
Installment	514	577	0	513	8
Home equity	6,347	9,142	2	5,759	88
Other	0	0	0	0	0
Total	$64,397	$76,291	$5,053	$56,572	$993

	As of December 31, 2013
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$6,087	$8,214	$0	$12,544	$176
Real estate - construction	223	443	0	599	0
Real estate - commercial	13,704	19,079	0	18,349	384
Real estate - residential	10,291	12,087	0	10,225	152
Installment	647	668	0	465	6
Home equity	5,101	7,007	0	5,756	59
Other	0	0	0	156	0
Total	36,053	47,498	0	48,094	777

Loans with an allowance recorded
Commercial and industrial	7,013	8,353	2,080	5,047	71
Real estate - construction	0	0	0	726	7
Real estate - commercial	11,638	14,424	2,872	21,098	110
Real estate - residential	2,016	2,072	348	1,997	37
Installment	0	0	0	0	0
Home equity	101	101	2	101	2
Other	0	0	0	167	0
Total	20,768	24,950	5,302	29,136	227

Total
Commercial and industrial	13,100	16,567	2,080	17,591	247
Real estate - construction	223	443	0	1,325	7
Real estate - commercial	25,342	33,503	2,872	39,447	494
Real estate - residential	12,307	14,159	348	12,222	189
Installment	647	668	0	465	6
Home equity	5,202	7,108	2	5,857	61
Other	0	0	0	323	0
Total	$56,821	$72,448	$5,302	$77,230	$1,004

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2015	2014	2013
Balance at beginning of year	$22,674	$46,926	$41,388
Additions
Commercial	5,187	8,208	35,966
Residential	3,211	2,329	1,734
Total additions	8,398	10,537	37,700
Disposals
Commercial	(12,722)	(28,933)	(25,214)
Residential	(3,095)	(1,637)	(2,105)
Total disposals	(15,817)	(30,570)	(27,319)
Valuation adjustments
Commercial	(1,617)	(3,765)	(4,184)
Residential	(384)	(454)	(659)
Total valuation adjustments	(2,001)	(4,219)	(4,843)
Balance at end of year	$13,254	$22,674	$46,926

The preceding table includes OREO subject to loss sharing agreements of $1.4 million, $0.3 million and $27.1 million at December 31, 2015, 2014 and 2013, respectively.

Indemnification Asset Rollforward [Table Text Block]
Changes in the balance of the FDIC indemnification asset and the related impact to the Consolidated Statements of Income are presented in the table that follows:

(Dollars in thousands)	Years ended December 31,
	2015	2014	2013	Affected Line Item in the Consolidated Statements of Income
Balance at beginning of year	$22,666	$45,091	$119,607
Adjustments not reflected in income
Net FDIC claims (received) / paid	2,423	(6,785)	(22,103)
Adjustments reflected in income
Amortization	(4,740)	(5,531)	(7,672)	Interest income, other earning assets
FDIC loss sharing income	(2,487)	365	3,720	Noninterest income, FDIC loss sharing income
Offset to accelerated discount	(232)	(10,474)	(26,044)	Noninterest income, accelerated discount on covered loans
Impairment valuation adjustment	0	0	(22,417)	Noninterest expenses, FDIC indemnification impairment
Balance at end of year	$17,630	$22,666	$45,091

Loans Excluded from FASB ASC Topic 310-30
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Accretable Yield for Acquired Loans
Changes in the carrying amount of accretable difference for purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2015	2014	2013
Balance at beginning of year	$106,622	$133,671	$224,694
Reclassification from non-accretable difference	1,075	23,216	1,470
Accretion	(21,544)	(33,730)	(58,422)
Other net activity (1)	(21,296)	(16,535)	(34,071)
Balance at end of year	$64,857	$106,622	$133,671
 (1)  Includes the impact of loan repayments and charge-offs.